Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Other intangibles, accumulated amortization	$ 6,255	$ 2,979
Limited partner unitholders, units outstanding (in shares)	228,403,428	228,195,160